Cover	12 Months Ended
Sep. 30, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--09-30
Entity File Number	001-41671
Entity Registrant Name	AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
Entity Central Index Key	0001959726
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building B09
Entity Address, Address Line Two	Intelligence Park No. 26 Yongtaizhuang North Road
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares, par value US$0.000001
Trading Symbol	AZI
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	Beijing, China
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	70,386,100
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	34,595,100
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Building B09
Entity Address, Address Line Two	Intelligence Park No. 26 Yongtaizhuang North Road
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
City Area Code	86
Local Phone Number	13810709967
Contact Personnel Name	Houqi Zhang, Chief Executive Officer
Contact Personnel Email Address	houqi.zhang@autozi.com